23. EMPLOYEE BENEFITS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits and expenses
Employee benefits	$ 105,363,612	$ 105,530,543	$ 100,490,048
Salaries and wages	72,696,365	73,352,423	69,820,293
Social insurance	7,258,886	7,462,819	7,360,309
Profit-sharing and bonuses, current	15,410,012	16,247,241	14,732,107
Other personnel expenses	6,118,720	6,137,448	6,047,226
Termination benefits	$ 3,879,629	$ 2,330,612	$ 2,530,113